Revenue - Schedule of Deferred Revenue (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Revenue [Line Items]
Balance at the beginning of the year	$ 2,330,584	$ 1,666,580
Add: revenue deferred during the period	1,995,648	2,330,584
Less: Revenue recognized during the period	(2,329,158)	(1,666,580)
Balance at the end of the period	1,997,074	2,330,584	$ 1,666,580
Current	1,997,074	2,330,584
Non-current
Successor [Member]
Schedule of Deferred Revenue [Line Items]
Balance at the beginning of the year	$ 2,330,584	1,666,580	1,389,000
Add: revenue deferred during the period		2,330,584	1,956,400
Less: Revenue recognized during the period		(1,666,580)	(1,678,820)
Balance at the end of the period		2,330,584	1,666,580
Current		2,330,584	1,666,580
Non-current